CAPITAL STOCK AND STOCK COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Capital Stock and Stock Compensation [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity

Activity with respect to restricted common stock and restricted stock units under all plans during the three years ended December 31, 2015 is summarized as follows:

Activity for the three years ended December 31, 2015	Class A common stock	Common stock

Nonvested Shares Outstanding at December 31, 2012		780,594
Vested ($10.00 to $43.40 per share)		(155,932)
Forfeited		(379,163)
Nonvested Shares Outstanding at December 31, 2013	-	245,499
Granted	521,346	-
Vested ($10.00 to $43.40 per share)	-	(82,722)
Forfeited	-	(42,887)
Cancelled	-	(119,890)
Nonvested Shares Outstanding at December 31, 2014	521,346	-
Granted	2,473,302	-
Vested ($3.00 to $3.65 per share)(1)	(958,464)	-
Forfeited	(26,051)	-
Modification (2)	315,562	-
Nonvested Shares Outstanding at December 31, 2015	2,325,695	-

(1)	Includes 300,664 RSUs that are subject to certification by the Committee before the shares are issued to the respective grantees.
(2)

Represents additional shares resulting from the stock dividend adjustment described above and an increase in performance awards vesting on December 31, 2015 based on the actual achievement of performance goals.

Schedule of Share-based Compensation, Stock Options, Activity

Activity for the three years ended December 31, 2015	Class A common shares	Common stock

Options Outstanding at December 31, 2012		2,204,781
Granted		-
Forfeited		(1,523,825)
Exercised		-
Options Outstanding at December 31, 2013	-	680,956
Granted	453,586	-
Forfeited	-	(39,848)
Exercised	-	-
Cancelled	-	(641,108)
Options Outstanding at December 31, 2014	453,586	-
Granted	959,232	-
Dividend modification(1)	198,411	-
Options Outstanding at December 31, 2015	1,611,229	-
Options Exercisable at December 31, 2015	172,454	-

(1)	Represents additional shares resulting from the stock dividend adjustment described above.